Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Brands and trademarks	Franchise agreements	Software	Retail Licenses	Total
Cost
Balance at December 31, 2021	41,445	10,000	—	—	51,445
Acquisition (note 5(a))	38,950	—	5,400	750	45,100
Additions	55	—	142	—	197
Dispositions	(50)	—	—	—	(50)
Balance at December 31, 2022	80,400	10,000	5,542	750	96,692
Acquisition (note 5(c))	1,500	—	—	—	1,500
Additions	—	—	87	—	87
Dispositions	—	—	(73)	—	(73)
Balance at December 31, 2023	81,900	10,000	5,556	750	98,206

Accumulated amortization and impairment
Balance at December 31, 2021	736	561	—	—	1,297
Amortization	293	1,250	679	—	2,222
Impairment	18,288	—	—	—	18,288
Balance at December 31, 2022	19,317	1,811	679	—	21,807
Amortization	195	1,250	888	—	2,333
Impairment	935	—	—	—	935
Dispositions	—	—	(18)	—	(18)
Balance at December 31, 2023	20,447	3,061	1,549	—	25,057

Net book value
Balance at December 31, 2022	61,083	8,189	4,863	750	74,885
Balance at December 31, 2023	61,453	6,939	4,007	750	73,149